Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Depreciation And Amortization Expense [Abstract]
Disclosure Of Depreciation And Amortization Explanatory

Depreciation and amortization for the years ended December 31, 2015, 2016 and 2017 were composed of the following:

	2015		2016		2017
Depreciation	Ps.	206,724	Ps.	300,880	Ps.	324,460
Amortization		949,711		1,047,507		1,119,102
	Ps.	1,156,435	Ps.	1,348,387	Ps.	1,443,562